Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive income (CHF million)
Net income	2,965	1,685	2,790
Gains/(losses) on cash flow hedges	18	37	(33)
Foreign currency translation	(1,021)	(1,114)	(263)
Unrealized gains/(losses) on securities	(32)	(15)	(18)
Actuarial gains/(losses)	1,044	(50)	(615)
Net prior service cost	(95)	248	395
Other comprehensive income/(loss), net of tax	(86)	(894)	(534)
Comprehensive income/(loss)	2,879	791	2,256
Comprehensive income/(loss) attributable to noncontrolling interests	525	211	882
Comprehensive income/(loss) attributable to shareholders	2,354	580	1,374
Bank
Comprehensive income (CHF million)
Net income	2,638	1,495	2,042
Gains/(losses) on cash flow hedges	2	7	(32)
Foreign currency translation	(2,215)	(1,233)	(293)
Unrealized gains/(losses) on securities	(18)	(43)	(3)
Actuarial gains/(losses)	(43)	58	142
Net prior service cost	0	(1)	(1)
Other comprehensive income/(loss), net of tax	(2,274)	(1,212)	(187)
Comprehensive income/(loss)	364	283	1,855
Comprehensive income/(loss) attributable to noncontrolling interests	824	(811)	940
Comprehensive income/(loss) attributable to shareholders	(460)	1,094	915